Notes Payable, Related Parties (Details Narrative)										1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 05, 2018 USD ($) ft² $ / shares shares	Jun. 07, 2018 USD ($) shares	Feb. 28, 2018 USD ($) $ / shares	Feb. 28, 2018 USD ($) Number ft² $ / shares shares	Feb. 22, 2018 USD ($) Number	Feb. 19, 2018 USD ($) Number	Jun. 17, 2016 USD ($) shares	Nov. 21, 2014 $ / shares	Jan. 09, 2014	Jun. 30, 2016 USD ($)	Oct. 31, 2015 shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) Number $ / shares shares
Interest expense												$ 51,495	$ 20,232	$ 114,722	$ 79,055
Debt instrument conversion of shares amount															15,418,864
Debt discount														59,258
Number of common stock value issued													$ 119,000	$ 2,666,213	$ 15,418,864
Common stock, shares authorized | shares												200,000,000		200,000,000	200,000,000
Cash amount															$ 1,395,468
Common stock, par value | $ / shares												$ 0.001		$ 0.001	$ 0.001
Common Stock [Member]
Stock issued during the period, shares | shares													1,000,000	8,600,000	600,000
Number of common stock value issued													$ 1,000	$ 8,600	$ 600
Campbeltown Consulting, Inc [Member]
Debt instrument conversion of shares amount	$ 150,000
Walefar Investments, Ltd [Member]
Debt instrument conversion of shares amount	$ 150,000
Series C Preferred Stock [Member]
Stock issued during the period, shares | shares															1,685,000
Number of common stock value issued															$ 1,685
Common stock, par value | $ / shares														$ 1.50
Series A Preferred Stock [Member]
Debt instruments interest rate											6.00%
Percentage of redemption and cancelation											100.00%
Number of option issued | shares											3,400,000
Jason Griffith [Member]
Common stock, shares authorized | shares		8,600,000
Extinguishment of debt		$ 1,199,400
Shai Lustgarten [Member] | Common Stock [Member]
Stock issued during the period, shares | shares	11,226,477
Carlos Jaime Nissenson [Member] | Common Stock [Member]
Stock issued during the period, shares | shares	11,226,477
Promissory Note Conversion Agreement [Member] | Noteholders [Member]
Debt instrument conversion of shares amount														$ 2,666,000
Debt instrument conversion of shares | shares														8,600,000
Forgiveness of debt										$ 75,000
Debt instrument face amount														$ 1,199,400
Debt monthly payment														$ 1,446,363
Promissory Note Conversion Agreement [Member] | Noteholders [Member] | Series C Preferred Stock [Member]
Debt instrument conversion of shares amount							$ 1,800,000
Debt instrument conversion of shares | shares							1,800,000
Marin Settlement Agreement I [Member] | David Marin [Member]
Forgiveness of debt																$ 9,495,465
Debt instrument face amount																11,000,000
Debt owed amount																$ 1,201,000
Date of agreement																Feb. 28, 2018
Debt instrument description				(i) October 26, 2018 and (ii) the date that the Company's obligation to Scansource, Inc., currently in the amount of $2,800,000 is satisfied and all amounts currently in default under the credit agreement with Scansource (currently approximately $ 6.0 Million) is reduced to $2.0 million.												Section 3.1 of the original note was amended to provide that the Company shall pay the Marins 60 monthly payments of $20,000 each commencing the earlier of (i) October 26, 2018 and (ii) the date that the Company's obligation to Scansource, Inc., currently in the amount of $1,800,000 is satisfied and all amounts currently in default under the credit agreement with Scansource (currently approximately $ 6.0 Million) is reduced to $2.0 million.
Number of monthly installments | Number																60
Debt monthly payment																$ 20,000
Warrants term																3 years
Number of warrants to purchase common stock | shares																3,000,000
Warrant exercise price per share | $ / shares																$ 0.20
Marin Settlement Agreement I [Member] | David Marin [Member] | Scansource, Inc [Member]
Debt instrument face amount			$ 6,000,000	$ 6,000,000												$ 6,000,000
Debt default, amount			2,800,000	2,800,000												1,800,000
Reduction in debt default amount				2,000,000												2,000,000
Marin Settlement Agreement I [Member] | David Marin [Member] | Owed Amount [Member]
Debt owed amount																$ 10,696,465
Marin Settlement Agreement II [Member] | David Marin [Member]
Debt instrument conversion of shares amount				111,065
Debt instrument face amount			$ 100,000	$ 100,000
Date of agreement				Feb. 28, 2018
Marin Settlement Agreement II [Member] | David Marin [Member] | Series C Preferred Stock [Member]
Debt instrument conversion of shares | shares				85,000
Debt convertible price per share | $ / shares			$ 1.00	$ 1.00
Shares issued, price per share | $ / shares			$ 1.00	1.00
Debt instrument, convertible, stock price | $ / shares				$ 1.50
Debt instrument, convertible, consecutive trading days | Number				20
Preferred stock, dividend rate, percentage				6.00%
Value of note and accrued interest cancelled				$ 100,000
Settlement Agreement [Member] | Kurt Thomet [Member]
Date of agreement				Feb. 22, 2018	Feb. 22, 2018
Debt instrument description				(i) October 26, 2018 or (ii) the date when the Company's obligation under its promissory note with Scansource, Inc. currently in the amount of $21,800,000 is satisfied and all amounts currently due under the credit agreement with Scansource (currently approximately $6.0 million) is reduced to $2.0 million.	(i) October 26, 2018 or (ii) the date when the Company's obligation under its promissory note with Scansource, Inc. currently in the amount of $1,800,000 is satisfied and all amounts currently due under the credit agreement with Scansource (currently approximately $6.0 million) is reduced to $2.0 million.
Number of monthly installments				60	60
Debt monthly payment				$ 12,500	$ 12,500
Aggregate indebtness			$ 5,437,136	$ 5,437,136	5,437,136
Number of restricted common stock shares | shares				500,000
Settlement Agreement [Member] | Kurt Thomet [Member] | Scansource, Inc [Member]
Debt instrument face amount			6,000,000	$ 6,000,000	6,000,000
Debt default, amount			21,800,000	$ 21,800,000	1,800,000
Reduction in debt default amount			2,000,000		2,000,000
Settlement Agreement [Member] | Kurt Thomet [Member] | Series C Preferred Stock [Member]
Stock issued during the period, shares | shares				1,000,000
Number of common stock value issued					$ 1,000,000
Settlement Agreement [Member] | George Zicman [Member]
Date of agreement				Feb. 22, 2018
Debt instrument description				(i) October 26, 2018 or (ii) the date when the Company's obligation under its promissory note with Scansource, Inc. currently in the amount of $2,800,000 is satisfied and all amounts currently due under the credit agreement with Scansource (currently approximately $6.0 million) is reduced to $2.0 million.
Number of monthly installments | ft²				60
Debt monthly payment				$ 3,000
Aggregate indebtness			1,304,199	$ 1,304,199		$ 1,304,199
Stock issued during the period, shares | shares				100,000
Settlement Agreement [Member] | George Zicman [Member] | Scansource, Inc [Member]
Debt instrument face amount			6,000,000	$ 6,000,000
Debt default, amount			$ 2,800,000	2,800,000
Reduction in debt default amount				$ 2,000,000
Settlement Agreement [Member] | Goerge Zicman [Member]
Date of agreement						Feb. 19, 2018
Debt instrument description						(i) October 26, 2018 or (ii) the date when the Company's obligation under its promissory note with Scansource, Inc. currently in the amount of $2,800,000 is satisfied and all amounts currently due under the credit agreement with Scansource (currently approximately $6.0 million) is reduced to $2.0 million.
Number of monthly installments | Number						60
Debt monthly payment						$ 3,000
Number of common stock value issued						100,000
Settlement Agreement [Member] | Goerge Zicman [Member] | Scansource, Inc [Member]
Debt instrument face amount						6,000,000
Debt default, amount						1,800,000
Reduction in debt default amount						2,000,000
Settlement Agreement [Member] | Goerge Zicman [Member] | Series C Preferred Stock [Member]
Stock issued during the period, shares | shares				600,000
Number of common stock value issued						$ 600,000
Voting Agreement [Member] | Marins, Kurt Thomet And Goerge Zicman [Member]
Beneficiary percentage of common stock												10.00%		10.00%
Purchase Agreement [Member] | Common Stock [Member]
Debt instruments interest rate	6.00%
Debt instrument description	The common stock for the 20 days' preceding the agreement (the "Per Share Value"), (ii) cash in the amount of $300,000, and (iii) a 12 month convertible promissory note with a principal amount of $700,000 and an interest rate of six percent (6%) per year.
Debt instrument, convertible, consecutive trading days | ft²	20
Stock issued during the period, shares | shares	22,452,954
Number of common stock value issued	$ 5,298,897
Cash amount	$ 300,000
Purchase Agreement [Member] | HTS Image Processing, Inc [Member]
Purchased percentage of capital stock	100.00%
Purchase Agreement [Member] | Convertible Promissory Note [Member]
Debt convertible price per share | $ / shares	$ 0.236
Debt instrument face amount	$ 700,000
HTS Purchase Agreement [Member]
Number of shares issued for acquisition, shares | shares	22,452,954
Number of common stock issued, value	$ 5,298,897
HTS Purchase Agreement [Member] | May 29, 2019 [Member]
Number of shares issued for acquisition, shares | shares												22,452,954
Number of acquisition shares reduced | shares												11,368,297
Number of common stock issued, value												$ 5,298,897
Number of shares issued for acquisition reduced												$ 2,682,918
HTS Purchase Agreement [Member] | Campbeltown Consulting, Inc [Member] | May 29, 2019 [Member]
Number of shares in cancelation | shares												5,542,328
HTS Purchase Agreement [Member] | Walefar Investments, Ltd [Member] | May 29, 2019 [Member]
Number of shares in cancelation | shares												5,542,329
HTS Purchase Agreement [Member] | Convertible Promissory Note [Member]
Debt instruments interest rate	6.00%
Debt convertible price per share | $ / shares	$ 0.236
Debt instrument face amount	$ 700,000
Securities Purchase Agreement [Member] | April 4, 2019 [Member]
Debt instrument conversion of shares amount												$ 200,000
Debt instrument description												Each Unit is comprised of one share of the Company's common stock, $0.001 par value per share (the "Common Stock"), and a warrant to purchase one share of Common Stock, and, as a result of the Offering, the Company issued 16,666,668 shares of Common Stock (the "Shares") and warrants (the "Warrants") to purchase 16,666,668 shares of Common Stock (the "Warrant Shares") at an exercise price equal to $0.35 per Warrant Share, which Warrants are exercisable for a period of five and one-half years from the issuance date.
Number of warrants to purchase common stock | shares												16,666,668
Warrant exercise price per share | $ / shares												$ 0.35
Stock issued during the period, shares | shares												16,666,668
Consideration of share amount												$ 5,000,000
Common stock, par value | $ / shares												$ 0.001
Gross proceeds from offering												$ 5,000,000
Purchase price per share | $ / shares												$ 0.30
Quest Marketing, Inc [Member]
Debt instruments interest rate									1.89%
Debt instruments interest increase									6.00%
Debt due date description									2018
Quest Marketing, Inc [Member] | Promissory Note Conversion Agreement [Member] | Noteholders [Member] | Series C Preferred Stock [Member]
Debt instrument conversion of shares amount							$ 684,000
Debt instrument conversion of shares | shares							684,000
Debt discount							$ 171,000
BCS Acquisition [Member]
Debt instruments interest rate								1.89%				1.84%
Debt due date description								2018
Debt convertible price per share | $ / shares								$ 2.00
Percentage of outstanding shares								5.00%